Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value through profit or loss	¥ 2,980
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 4,981